Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (42,457,444)	$ (33,690,475)
Adjustments to reconcile net loss to net cash used in operating activities:
Inventory valuation adjustments	4,293,788	2,641,080
Depreciation	653,077	624,613
Depreciation capitalized into inventory	2,682,818	2,404,711
Non-cash operating lease expense	934,443	1,005,754
Amortization of intangible assets	676,566	817,215
Stock-based payments	2,885,223	5,182,641
Interest Expense	4,935,616	2,687,693
Impairment of long-lived assets	8,596,201	5,169,951
Deferred income tax	(192,000)	(1,338,000)
Accretion	3,979,503	1,932,316
Gain on Sale of Property and Equipment	(173,938)
Change in operating assets and liabilities:
Accounts Receivable	227,747	(3,488,926)
Prepaid expenses	(984,419)	8,996
Inventory	(3,992,663)	(10,347,840)
Accounts payable and accrued liabilities	30,576	2,651,270
Change in assets and liabilities held for sale		124,843
Net cash used in operating activities	(18,073,265)	(30,517,197)
CASH FLOWS FROM INVESTING ACTIVITIES:
PP&E Additions	(5,561,663)	(18,043,946)
Proceeds from sale of royalty asset	236,635
Deposits	(686,948)	(306,082)
Proceeds from sale of AZ Dispensary net of cash		15,125,010
Proceeds from sale of property, plant, and equipment	395,458
Net cash provided by (used in) investing activities	(5,616,518)	(7,211,348)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from Issuance of Long-Term Debt	25,763,080	27,108,239
Lease principal payments	(2,086,444)	(1,579,700)
Convertible debt payment		(900,000)
Proceeds from option exercises	7,201	1,209,605
Debt principal payments		(60,000)
Net cash provided by (used in) financing activities	23,683,837	25,778,144
Net change in cash	(5,946)	(11,950,401)
Cash and restricted cash, beginning of year	15,155,279	27,105,680
Cash and restricted cash, end of year	15,149,333	15,155,279
Charm City Medicus, LLC
CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisition of Charm City		(3,543,830)
M J Distributing C201 Llc And M J Distributing P132 Llc
CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisition of MJ Distributing		(1,592,500)
Az Dispensary
Adjustments to reconcile net loss to net cash used in operating activities:
Gain on disposal		(6,465,932)
Ohio Medical Solutions LLC
Adjustments to reconcile net loss to net cash used in operating activities:
Gain on disposal		(437,107)
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from sale of AZ Dispensary net of cash		$ 1,150,000
High Gardens Inc [Member]
Change in operating assets and liabilities:
Gain (loss) on disposal of business	$ (168,359)